Stock Based Compensation (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 18, 2013	Nov. 30, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation (Textual)
Recognized stock-based compensation expense			$ 149,966	$ 266,684	$ 330,780		$ 2,094,970	$ 2,242,606
Share-based compensation, from amortization of prepaid consulting fees					91,000		1,081,553	$ 403,071
Shares issued for officer compensation					350,000		$ 14,500
Stock based compensation expense recognized through vesting					$ 158,233
Share based compensation, options granted					5,750,000	5,750,000	5,750,000	5,750,000
Share based compensation, number of shares vested					1,250,000	2,600,000	6,266,334	5,832,400
Stock based compensation, amortization of prepaid consulting fees					$ 81,547	$ 539,295
Share based compensation, recognized through vesting of common stock options							$ 998,917	$ 1,349,809
Share based compensation, Number of shares issued to CFO							25,000
Share-based compensation, recognized on modification of certain options previously granted		$ 489,726
Stock Option [Member]
Stock Based Compensation (Textual)
Stock based compensation expense recognized through vesting						554,595
Chief Financial Officer [Member]
Stock Based Compensation (Textual)
Stock based compensation expense recognized through vesting						$ 14,500
Share based compensation, options granted	25,000
Share based compensation, number of shares vested						25,000